Condensed Financial Information of the Parent Company (Parenthetical) (Details) - $ / shares		Dec. 31, 2018	Dec. 31, 2017
Common shares, par value	[1]	$ 0.01	$ 0.01
Common shares, authorized	[1]	50,000,000	50,000,000
Common shares, issued	[1]	14,899,185	13,000,000
Common shares, outstanding	[1]	14,899,185	13,000,000
Parent [Member]
Common shares, par value	[1]	$ 0.01	$ 0.01
Common shares, authorized	[1]	50,000,000	50,000,000
Common shares, issued	[1]	14,899,185	13,000,000
Common shares, outstanding	[1]	14,899,185	13,000,000

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.